Equity - Summary of Treasury shares (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Treasury Shares [Line Items]
Repurchased under share repurchase programme (Shares)	7.5	10.9	9.1
Number of shares [Member] | Treasury shares [member]
Disclosure Of Treasury Shares [Line Items]
Beginning Balance (Shares)	7.0	7.5	3.7
Transferred to employee share trusts (Shares)	(0.8)	(0.5)	(0.7)
Repurchased under share repurchase programme (Shares)			4.5
Exchange adjustments (Share)	0.0	0.0
Ending Balance (Shares)	6.2	7.0	7.5
Nominal value [Member] | Treasury shares [member]
Disclosure Of Treasury Shares [Line Items]
Beginning Balance	$ 1.9	$ 1.9	$ 1.0
Transferred to employee share trusts	(0.2)	(0.1)	(0.2)
Repurchased under share repurchase programme			1.1
Exchange adjustments	(0.1)	0.1
Ending Balance	$ 1.6	$ 1.9	$ 1.9